Loss Per Common Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 21, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' equity, Reverse stock split		one-for-ten reverse stock split
Undeclared preferred dividend cancelled			$ 972	$ 5,063
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	664,709		503,316	341,127
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	349,900		456,684	593,500